Financial Assets and Financial Liabilities_Details Of Financial Liabilities Subject To Offsetting(Details) - KRW (₩)		Dec. 31, 2017	Dec. 31, 2016
Net Financial Liabilities Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract [Abstract]
Gross liabilities		₩ 50,984,602,000,000	₩ 38,754,463,000,000
Gross assets offset		(31,490,402,000,000)	(20,152,555,000,000)
Net amounts presented in the statement of financial position		19,494,200,000,000	18,601,908,000,000
Non-offsetting amount
Financial Instruments		(17,571,937,000,000)	(16,801,118,000,000)
Cash Collateral		(41,724,000,000)	(219,719,000,000)
Net Financial Liabilities Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements		1,880,539,000,000	1,581,071,000,000
Derivatives held for trading
Net Financial Liabilities Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract [Abstract]
Gross liabilities		3,193,238,000,000	4,622,729,000,000
Gross assets offset		0	0
Net amounts presented in the statement of financial position		3,193,238,000,000	4,622,729,000,000
Non-offsetting amount
Financial Instruments		(1,540,336,000,000)	(3,005,000,000,000)
Cash Collateral		(32,585,000,000)	(207,797,000,000)
Net Financial Liabilities Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements		1,620,317,000,000	1,409,932,000,000
Derivatives held for hedging
Net Financial Liabilities Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract [Abstract]
Gross liabilities		88,151,000,000	88,506,000,000
Gross assets offset		0	0
Net amounts presented in the statement of financial position		88,151,000,000	88,506,000,000
Non-offsetting amount
Financial Instruments		(11,770,000,000)	(22,795,000,000)
Cash Collateral		(9,139,000,000)	(11,922,000,000)
Net Financial Liabilities Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements		67,242,000,000	53,789,000,000
Payable spot exchange
Net Financial Liabilities Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract [Abstract]
Gross liabilities		3,445,098,000,000	2,556,009,000,000
Gross assets offset		0	0
Net amounts presented in the statement of financial position		3,445,098,000,000	2,556,009,000,000
Non-offsetting amount
Financial Instruments		(3,443,298,000,000)	(2,555,485,000,000)
Cash Collateral		0	0
Net Financial Liabilities Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements		1,800,000,000	524,000,000
Repurchase agreements
Net Financial Liabilities Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract [Abstract]
Gross liabilities	[1]	10,666,315,000,000	8,815,027,000,000
Gross assets offset	[1]	0	0
Net amounts presented in the statement of financial position	[1]	10,666,315,000,000	8,815,027,000,000
Non-offsetting amount
Financial Instruments	[1]	(10,666,315,000,000)	(8,815,027,000,000)
Cash Collateral	[1]	0	0
Net Financial Liabilities Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements	[1]	0	0
Securities borrowing agreements
Net Financial Liabilities Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract [Abstract]
Gross liabilities		1,870,579,000,000	1,063,056,000,000
Gross assets offset		0	0
Net amounts presented in the statement of financial position		1,870,579,000,000	1,063,056,000,000
Non-offsetting amount
Financial Instruments		(1,870,579,000,000)	(1,063,056,000,000)
Cash Collateral		0	0
Net Financial Liabilities Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements		0	0
Domestic exchange settlement debits
Net Financial Liabilities Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract [Abstract]
Gross liabilities		29,999,359,000,000	20,655,999,000,000
Gross assets offset		(29,959,914,000,000)	(19,323,418,000,000)
Net amounts presented in the statement of financial position		39,445,000,000	1,332,581,000,000
Non-offsetting amount
Financial Instruments		(39,445,000,000)	(1,332,503,000,000)
Cash Collateral		0	0
Net Financial Liabilities Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements		0	78,000,000
Other financial instruments
Net Financial Liabilities Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract [Abstract]
Gross liabilities		1,721,862,000,000	953,137,000,000
Gross assets offset		(1,530,488,000,000)	(829,137,000,000)
Net amounts presented in the statement of financial position		191,374,000,000	124,000,000,000
Non-offsetting amount
Financial Instruments		(194,000,000)	(7,252,000,000)
Cash Collateral		0	0
Net Financial Liabilities Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements		₩ 191,180,000,000	₩ 116,748,000,000

[1]	Includes repurchase agreements sold to customers.